Financial liabilities - Conditions and statement of liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 EUR (€)	Jan. 01, 2021 USD ($)
Financial liabilities
Nominal amount	€ 57,825	€ 22,539			€ 24,098
Borrowings drawdowns	40,568	1,772	€ 438
Carrying amount	60,122	22,539			24,098
Bank overdrafts	€ 998	981	910
Secured Bank Loans With Maturity Period 2017 To 22
Financial liabilities
Nominal interest rate (as a percent)	2.95%			2.95%
Nominal amount		505			968
Carrying amount		505			968
Secured Bank Loans With Maturity Period 2022 To 27
Financial liabilities
Nominal interest rate (as a percent)	7.93%			7.93%
Nominal amount | $				$ 39,015
Carrying amount | $				$ 41,312
Other bank loans
Financial liabilities
Nominal interest rate (as a percent)	1.00%			1.00%
Nominal amount | $						$ 387
Carrying amount | $						$ 387
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.75%			4.75%
Nominal amount	€ 499	499			498
Carrying amount	€ 499	499			498
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	4.75%			4.75%
Nominal amount	€ 2,376	2,329	628		628
Carrying amount	€ 2,376	2,329			628
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)	4.31%			4.31%
Nominal amount	€ 499	482			412
Carrying amount	499	482			412
Lease liabilities
Financial liabilities
Nominal amount	15,436	18,724			21,205
Carrying amount	€ 15,436	18,724			€ 21,205
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate at commencement of leases	2.10%			2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate at commencement of leases	7.20%			7.20%
Overdraft facility
Financial liabilities
Short-term deposits, pledged as security	€ 2,500	€ 2,500	€ 2,500
Overdraft facility | Bank overdrafts, one and three
Financial liabilities
Short-term deposits, pledged as security	€ 500
Loan facility first tranche
Financial liabilities
Adjustment to interest rate	0.07%			0.07%
Loan facility second tranche
Financial liabilities
Adjustment to interest rate	4.13%			4.13%